Income Taxes - Income Tax Provision (Detail) - USD ($)	3 Months Ended		7 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deductible loss and credit carryforwards [Line Items]
Deferred	$ (1,056,886)		$ (333,614)		$ (333,614)
Change in valuation allowance	1,056,886		$ 333,614	$ (333,614)	333,614
Wilco Holdco Inc
Deductible loss and credit carryforwards [Line Items]
Current							$ 1,000
Current					251,000	$ 14,000	190,000
Total current					251,000	14,000	191,000
Deferred					3,514,000	(30,305,000)	(7,691,000)
Deferred					(1,700,000)	(13,728,000)	(2,466,000)
Total deferred					1,814,000	(44,033,000)	(10,157,000)
Income tax provision	$ (10,515,000)	$ (1,792,000)			$ 2,065,000	$ (44,019,000)	$ (9,966,000)